Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
3.	Earnings Per Share

FASB guidance on Earnings Per Share (“EPS”) establishes standards for computing and presenting EPS. Basic EPS excludes dilution and is computed by dividing net income available to common stockholders by the weighted-average shares of common stock outstanding. Net income is allocated to each of the economic ownership classes described above in Note 2—“Limited Partnership Interests in BGC Holdings,” and the Company’s outstanding common stock, based on each class’s pro rata economic ownership of the operating subsidiaries.

The Company’s earnings for the three months ended March 31, 2012 and 2011 were allocated as follows (in thousands):

	Three Months Ended March 31,
	2012	2011
Net income available to common stockholders	$8,189	$8,666
Allocation of income to limited partnership interests in BGC Holdings	$10,437	$17,757

The following is the calculation of the Company’s basic EPS (in thousands, except per share data):

	Three Months Ended March 31,
	2012	2011
Basic earnings per share:
Net income available to common stockholders	$8,189	$8,666

Basic weighted-average shares of common stock outstanding	136,124	97,326

Basic earnings per share	$0.06	$0.09

Fully diluted EPS is calculated utilizing net income available for common stockholders plus net income allocations to the limited partnership interests in BGC Holdings, as well as adjustments related to the interest expense on the Convertible Notes (if applicable) (see Note 16—“Notes Payable, Collateralized and Short-Term Borrowings”) and expense related to dividend equivalents for certain restricted stock units (“RSUs”) (if applicable) as the numerator. The denominator is comprised of the Company’s weighted-average outstanding shares of common stock and, if dilutive, the weighted-average number of limited partnership interests, and other contracts to issue shares of common stock, including Convertible Notes, stock options, RSUs and warrants. The limited partnership interests are potentially exchangeable into shares of Class A common stock; as a result, they are included in the fully diluted EPS computation to the extent that the effect would be dilutive.

The following is the calculation of the Company’s fully diluted EPS (in thousands, except per share data):

	Three Months Ended March 31,
	2012	2011
Fully diluted earnings per share:
Net income available to common stockholders	$8,189	$8,666
Allocation of net income to limited partnership interests in BGC Holdings, net of tax	7,537	12,168
Dividend equivalent expense on RSUs, net of tax	64	—

Net income for fully diluted shares	$15,790	$20,834

Weighted-average shares:
Common stock outstanding	136,124	97,326
Limited partnership interests in BGC Holdings	126,260	137,327
RSUs (Treasury stock method)	956	2,002
Other	830	410

Fully diluted weighted-average shares of common stock outstanding	264,170	237,065

Fully diluted earnings per share	$0.06	$0.09

For the three months ended March 31, 2012 and 2011, approximately 47.5 million and 27.4 million shares underlying limited partnership units, founding/working partner units, Cantor units, Convertible Notes, stock options, RSUs, and warrants were not included in the computation of fully diluted EPS because their effect would have been anti-dilutive. Anti-dilutive securities for the three months ended March 31, 2012 included, on a weighted-average basis, 38.8 million shares underlying Convertible Notes and 8.7 million other securities or other contracts to issue shares of common stock.

Additionally, for the three months ended March 31, 2012 and 2011, respectively, approximately 4.5 million and 0.6 million shares of contingent Class A common stock were excluded from the computation of fully diluted EPS because the conditions for issuance had not been met by the end of the respective periods.

Business Partner Warrants

As of March 31, 2012, the Company had a balance of 175 thousand business partner warrants with a weighted-average exercise price of $8.75 and a weighted-average remaining contractual term of 0.4 years. The Company did not recognize any expense related to the business partner warrants for the three months ended March 31, 2012 and 2011.

4.	Earnings Per Share

FASB guidance on Earnings Per Share (“EPS”), establishes standards for computing and presenting EPS. Basic EPS excludes dilution and is computed by dividing net income available to common stockholders by the weighted-average shares of common stock outstanding. Net income is allocated to each of the economic ownership classes described above in Note 2—“Limited Partnership Interests in BGC Holdings,” and the Company’s outstanding common stock, based on each class’s pro rata economic ownership.

The Company’s earnings for the years ended December 31, 2011, 2010 and 2009 were allocated as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Net income available to common stockholders	$20,137	$21,162	$20,025
Allocation of income to limited partnership interests in BGC Holdings	$33,067	$45,456	$36,136

The following is the calculation of the Company’s basic EPS (in thousands, except per share data):

	Year Ended December 31,
	2011	2010	2009
Basic earnings per share:
Net income available to common stockholders	$20,137	$21,162	$20,025

Basic weighted-average shares of common stock outstanding	116,132	88,294	80,350

Basic earnings per share	$0.17	$0.24	$0.25

Fully diluted EPS is calculated utilizing net income available for common stockholders plus net income allocations to the limited partnership interests in BGC Holdings, as well as adjustments related to the interest expense on the Convertible Notes (if applicable) (see Note 15—“Notes Payable, Collateralized and Short-Term Borrowings”) and expense related to dividend equivalents for certain restricted stock units (“RSUs”) (if applicable) as the numerator. The denominator is comprised of the Company’s weighted-average outstanding shares of common stock and, if dilutive, the weighted-average number of limited partnership interests, and other contracts to issue shares of common stock, including Convertible Notes, stock options, RSUs and warrants. The limited partnership interests are potentially exchangeable into shares of Class A common stock; as a result, they are included in the fully diluted EPS computation to the extent that the effect would be dilutive.

The following is the calculation of the Company’s fully diluted EPS (in thousands, except per share data):

	Year Ended December 31,
	2011	2010	2009
Fully diluted earnings per share:
Net income available to common stockholders	$20,137	$21,162	$20,025
Allocation of net income to limited partnership interests in BGC Holdings, net of tax	—	31,685	29,937
Dividend equivalent expense on RSUs, net of tax	—	909	749

Net income for fully diluted shares	$20,137	$53,756	$50,711

Weighted-average shares:
Common stock outstanding	116,132	88,294	80,350
Limited partnership interests in BGC Holdings	—	136,581	128,062
RSUs (Treasury stock method)	—	3,374	2,624
Other	382	319	—

Fully diluted weighted-average shares of common stock outstanding	116,514	228,568	211,036

Fully diluted earnings per share	$0.17	$0.24	$0.24

For the years ended December 31, 2011, 2010 and 2009, approximately 165.3 million, 26.6 million and 14.9 million shares underlying limited partnership units, founding/working partner units, Cantor units, Convertible Notes, stock options, RSUs, and warrants were not included in the computation of fully diluted EPS because their effect would have been anti-dilutive. Anti-dilutive securities for the year ended December 31, 2011 included, on a weighted-average basis, 127.5 million limited partnership interests, 29.1 million shares underlying Convertible Notes and 8.7 million other securities or other contracts to issue shares of common stock.

Additionally, for the years ended December 31, 2011 and 2010, respectively, approximately 4.4 million and 0.6 million shares of contingent Class A common stock were excluded from the computation of fully diluted EPS because the conditions for issuance had not been met by the end of the period. For the year ended December 31, 2009, there were no shares of contingent Class A common stock.

Business Partner Warrants

As of December 31, 2011, the Company had a balance of 175 thousand business partner warrants with a weighted-average exercise price of $8.75 and a weighted-average remaining contractual term of 0.64 years. The Company did not recognize any expense related to the business partner warrants for the years ended December 31, 2011, 2010 and 2009, respectively.